Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Beginning balance	$ 13,334	$ 13,556
Deferred tax recognized to profit or loss	11,035	0
Deferred tax released to profit or loss	(3,922)	393
Foreign exchange	(851)	(913)
Reclassifications to balance sheet	(30)	298
Deferred tax recognized on acquisitions to balance sheet	0	0
Ending balance	19,566	13,334
Deferred tax liabilities
Beginning balance	156,025	182,463
Deferred tax recognized to profit or loss	188	0
Deferred tax released to profit or loss	(35,179)	(33,275)
Foreign exchange	(172)	(296)
Reclassifications to balance sheet	(2,308)	672
Deferred tax recognized on acquisitions to balance sheet	8,794	6,461
Ending balance	127,348	$ 156,025
Deferred tax, net liability	$ 107,782